Related Party Transactions (Details Textual)	6 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 18, 2020 USD ($)	May 18, 2020 CNY (¥)	Apr. 23, 2020 USD ($)	Apr. 23, 2020 CNY (¥)	May 08, 2019 USD ($)	May 08, 2019 CNY (¥)	Apr. 23, 2019 USD ($)	Apr. 23, 2019 CNY (¥)
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	$ 3,860,501	$ 3,215,147
Repayment of related party	$ 323,080	(610,204)
Bank borrowing			$ 500,766		$ 427,124		$ 515,494		$ 441,852
RMB [Member]
Related Party Transactions and Balances (Textual)
Bank borrowing | ¥				¥ 3,400,000		¥ 2,900,000		¥ 3,500,000		¥ 3,000,000
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions		323,080
Repayment of related party		601,516
Feng Zhou [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions		323,080
Repayment of related party		61,073
Jianping Zhou [Member]
Related Party Transactions and Balances (Textual)
Repayment of related party		15,123
Jianbin Zhou [Member]
Related Party Transactions and Balances (Textual)
Repayment of related party		$ 745